14. STOCK-BASED COMPENSATION (Details Textual) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Risk-free interest rate	1.04%
Expected life of the options	6 years 3 months 4 days
Expected volatility	160.00%
Expected dividend yield	0.00%
Expected forfeitures	13.00%
Unrecognised cost related to nonvested stock options	$ 4,333,291
Weighted average period	2 years 11 months 12 days